UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
109	Thales SA	$ 5,371
62	The Boeing Co.	6,443
1,126	Bombardier, Inc. Class-B	5,154
85	European Aeronautic Defense & Space Co. EADS N.V.	4,905
93	Huntington Ingalls Industries, Inc.	5,889
56	Lockheed Martin Corp.	6,856
89	Raytheon Co.	6,711
64	Teledyne Technologies, Inc. *	4,939
54	United Technologies Corp.	5,405
		51,673	0.78%

Air Freight & Logistics
639	TNT Express NV ADR	5,604
46	FedEx Corp.	4,939
		10,543	0.16%

Airlines
3,000	Cathay Pac Airways Ltd.	5,145	0.08%

Auto Components
35	Continental AG	5,286
140	Toyota Industries Corp.	5,690
		10,976	0.17%

Automobiles
162	Bayerische Motoren Werke Aktiengesellschaft ADR	5,075
120	Toyota Motor Co. Ltd.	7,261
43	Toyota Motor Corp. ADR	5,194
135	Honda Motor Co. Ltd.	4,875
84	Daimler AG	5,767
73	Daimler AG ADR	5,001
250	Nissan Motor Co. Ltd.	4,958
400	Mitsubishi Motors Ord F	4,217
120	Volkswagen AG ADR	5,330
115	Volkswagen AG ADR	5,208
		52,886	0.80%

Beverages
133	The Coca-Cola Co.	5,078
200	Asahi Group Holdings	4,979
157	Anheuser-Busch InBev SA/NV	14,656
134	Heineken NV ADR	4,608
68	Pepsico, Inc.	5,422
42	Diageo Plc. ADR	5,153
		39,896	0.61%

Biotechnology
110	Gilead Sciences, Inc. *	6,630
300	Takara Bio, Inc.	5,901
97	Thrombogenics *	2,939
29	Regeneron Pharmaceuticals, Inc. *	7,027
75	United Therapeutics Corp.	5,318
45	Celgene Corp. *	6,299
		34,114	0.52%

Capital Markets
205	Federated Investors, Inc. Class B	5,568
126	Macquarie Group Ltd. *	4,921
33	The Goldman Sachs Group, Inc.	5,020
168	Credit Suisse Group ADR	4,848
895	Ashmore Group Plc.	4,629
107	IGM Financial, Inc.	4,805
175	The Bank of New York Mellon Corp.	5,205
635	Ratos AB B Ord FB Shs	5,540
262	UBS AG	5,057
22	Partners Group Holding AG	5,641
217	Morgan Stanley	5,590
		56,824	0.86%

Chemicals
83	The Mosaic Co.	3,457
78	FMC Corp	5,196
119	HB Fuller Co.	4,438
50	Arkema SA ADR *	5,036
2,000	Mitsui Chemicals, Inc.	5,338
102	E. I. du Pont de Nemours and Co.	5,775
30	The Sherwin-Williams Co.	5,172
345	Sumitomo Chemical Co. Ltd.	6,217
60	Syngenta AG ADR	4,703
62	Lanxess AG	3,985
53	Basf SE	4,632
49	Air Products & Chemicals, Inc.	5,005
101	Umicore SA	4,674
4	Givaudan AG	5,388
79	LyondellBasell Industries NV, Class A	5,542
		74,558	1.13%

Commercial Banks
171	The Bank of Nova Scotia	9,491
169	Popular, Inc. *	5,249
210	Commonwealth Bank of Australia *	13,620
899	Mitsubishi Ufj Financial Group, Inc.	5,275
62	Canadian Imperial Bank of Commerce	4,849
1,173	Mizuho Financial Group, Inc.	4,739
114	Svenska Handelsbanken	4,894
643	Banco Santander SA	4,539
129	KBC Groupe *	5,675
458	Bendigo & Adelaide Bank Ltd.*	4,123
975	Unicredit Spa	5,514
315	Utd Overseas Bk Ltd.	4,910
284	Royal Bank Canada	17,537
625	Societe Generale Group	5,463
306	Fifth Third Bancorp	5,597
422	Nordea Bank Ab	4,914
500	Banco Bilbao Vizcaya Argentaria SA	4,790
60	The Toronto-Dominion Bank	5,131
263	Barclays Bank ADR	4,595
4,000	Dah Sing Banking Group Ltd.	5,684
211	Trustmark Corp.	5,245
100	The Hachijuni Bank, Ltd.	5,579
250	HSBC Holdings plc ADR	13,105
170	BNP Paribas SA	5,331
100	DBS Group Holdings, Ltd.	4,941
20	Berner Kantonalbank Ordf	5,117
1,144	Natixis	4,930
219	Standard Chartered	4,891
188	Australia & New Zealand Banking Group	4,918
333	Hang Seng Bank ADR	5,162
252	Wells Fargo & Co.	10,352
		196,160	2.98%

Commercial Services & Supplies
7,262	China Everbright International, Ltd.	6,854
300	Park24 Co. Ltd. *	5,207
		12,061	0.18%

Communications Equipment
229	Cisco Systems, Inc.	5,338
395	Ericsson ADR	4,653
322	Blackberry, Ltd. *	3,259
		13,250	0.20%

Computers & Peripherals
256	Lenovo Group, Ltd. ADR	4,959
182	NCR Corp. *	6,476
47	Apple, Inc.	22,899
		34,334	0.52%

Construction Materials
238	CRH Plc	5,058
1,587	Sumitomo Osaka Cement Co., Ltd.	5,868
315	Holcim Ltd. ADR *	4,284
		15,210	0.23%

Consumer Finance
77	American Express Co.	5,537	0.08%

Distributors
400	Canon Marketing Japan	5,077
156	Jardine Cycle & Car	4,055
		9,132	0.14%

Diversified Consumer Services
274	Regis Corp.	4,324	0.07%

Diversified Financial Services
92	TMX Group Ltd.	4,198
107	Citigroup, Inc.	5,171
414	Bank of America Corp.	5,846
71	Pargesa Holdings	5,049
190	JPMorgan Chase & Co.	9,601
		29,865	0.45%

Diversified Telecommunication
344	Telefonica SA ADR	4,665
355	Teliasonera AB ADR	5,066
218	Telstra Ltd.	4,752
460	Deutsche Telekom	5,878
181	Singapore TLCM ADR	4,976
126	BT Group Plc.	6,335
145	CenturyLink, Inc.	4,802
226	Nippon Telegraph and Telephone Corp.	5,736
269	AT&T, Inc.	9,100
110	BCE, Inc.	4,506
23	Iliad SA	5,518
164	Telus Corp.	5,046
493	Oragne	5,009
104	Verizon Communications, Inc.	4,928
		76,317	1.16%

Electric Utilities
237	Iberdrola SA ADR	5,015
156	Exelon Corp.	4,756
72	Duke Energy Corp.	4,723
207	Endesa SA	4,819
229	SSE Plc. ADR	5,546
221	Great Plains Energy, Inc.	4,844
		29,703	0.45%

Electrical Equipment
220	Abb Ltd.	4,707	0.07%

Electronic Equipment & Instruments
68	Amphenol Corp.	5,152
118	TE Connectivity Ltd.	5,782
500	Star Micronics Co.	4,823
400	Yaskawa Electric Co.	4,759
58	Kyocera Corp. ADR	5,902
		26,418	0.40%

Energy Equipment & Services
78	Oceaneering International, Inc.	6,051
78	Helmerich & Payne, Inc.	4,917
73	National Oilwell Varco, Inc.	5,424
97	FMC Technologies, Inc. *	5,202
74	Diamond Offshore Drilling, Inc.	4,738
		26,332	0.40%

Food & Staples Retailing
49	Costco Wholesale Corp.	5,482
82	CVS Caremark Corp.	4,760
59	Casey's General Stores, Inc.	3,890
118	Wesfarmers Ltd. *	4,272
123	Walgreen Co.	5,913
882	Tesco Plc.	5,011
65	Weston George, Ltd. *	5,137
68	Wal-Mart Stores, Inc.	4,963
		39,428	0.60%

Food Products
123	Unilever N V ADR	4,628
101	Kraft Foods Group, Inc.	5,229
380	Maple Leaf Foods, Inc.	4,961
97	Viscofan SA	5,061
142	Nestle SA	9,320
75	Nestle SA ADR	4,909
100	Nissin Foods Holdings	3,952
113	Suedzucker AG *	3,636
365	Ajinomoto Co., Inc.	4,676
633	Orkla AS ADR	4,586
122	Unilever Plc ADR	4,658
		55,616	0.84%

Gas Utilities
1,000	Osaka Gas Co.	4,044
452	Superior Plus Corp.	4,654
408	Enagas SA ADR	4,619
		13,317	0.20%

Health Care Equipment & Supplies
96	Essilor International SA ADR	5,158
62	Teleflex, Inc.	4,779
110	Medtronic, Inc.	5,693
77	Covidien Plc	4,574
72	Baxter International, Inc.	5,008
139	Abbott Laboratories	4,633
		29,845	0.45%

Health Care Providers & Servicers
85	Express Scripts Holding Co. *	5,430	0.08%

Hotels Restaurants & Leisure
3,063	Melco International Development Ltd. *	6,983
85	Starbucks Corp.	5,994
2,000	SJM Holdings Ltd. *	5,127
2,882	Ardent Leisure Group *	4,696
655	Galaxy Entertainment Group	3,986
131	Dunkin' Brands Group, Inc.	5,645
51	McDonald's Corp.	4,812
		37,243	0.57%

Household Durables
680	Panasonic Corp. ADR	6,120
208	DR Horton, Inc.	3,713
		9,833	0.15%

Household Products
65	Procter & Gamble Co.	5,063
87	Uni Charm Corp. *	4,520
360	Reckitt Benckiser Group Plc.	4,885
66	Henkel AG & Co. KGaA ADR	5,373
810	PZ Cussons Plc.	5,034
86	Colgate-Palmolive Co.	4,968
		29,843	0.45%

IT Services
36	International Business Machines Corp.	6,562
37	Visa, Inc.	6,454
64	Accenture Plc.	4,624
		17,640	0.27%

Industrial Conglomerates
21,000	Gallant Venture Ltd. *	4,690
315	General Electric Co.	7,289
167	Koninklijke Philips Electronics NV	5,147
94	Siemens AG ADR	9,979
3,000	NWS Holdings Ltd.	4,480
47	3M Co.	5,338
		36,923	0.56%

Insurance
58	Chubb Corp.	4,824
111	American Financial Group, Inc.	5,720
91	Berkshire Hathaway, Inc. B *	10,121
249	Delta Lloyd (1 Right per Share 08/27/2013)	4,756
355	QBE Insurance Group Ltd. *	4,805
122	Hannover Ruckversicherungs SE ADR	4,260
115	Loews Corp.	5,113
1,680	Scor SE ADR	5,174
670	Allianz SE ADR	9,638
174	Tokio Marine Holdings, Inc. ADR	5,328
165	Power Financial Corp.	4,945
165	Prudential Plc.	5,537
750	Aegon N.V. (1 Right per Share 09/06/2013)	5,350
260	Muenchener Rueckver ADR	4,724
		80,295	1.22%

Internet & Catalog Retail
18	Amazon, Inc. *	5,058
7	Priceline.com, Inc. *	6,570
		11,628	0.18%

Internet Software & Services
28	LinkedIn Corp. *	6,721
12	Google Inc., Class A *	10,163
200	Dena Co., Ltd.	3,930
179	Facebook, Inc., Class A *	7,392
		28,206	0.43%

Leisure Equipment & Products
62	Shimano, Inc. Ord F	5,147	0.08%

Life Sciences Tools & Services
40	Bio-Rad Laboratories, Inc. *	4,560	0.07%

Machinery
71	Andritz AG	3,914
51	Partners Group Holding AG	5,097
321	AB Volvo Class B ADR	4,619
391	Kubota Ltd.	5,321
45	Hino Motors Ltd. ADR	5,873
172	Atlas Copco AB	4,650
63	Stanley Black & Decker, Inc.	5,371
48	Pfeiffer Vacuum Technology AG	5,584
1,000	Japan Steel Works	5,134
176	Xylem, Inc.	4,361
		49,924	0.76%

Marine
1	A.P. Moeller Maersk	8,506	0.13%

Media
109	CBS Corp.	5,570
81	Viacom, Inc. Class B	6,444
163	Thomson Reuters Corp.	5,359
1,426	Technicolor SA *	6,786
87	Time Warner, Inc.	5,266
98	British Sky Plc.	5,122
232	Gannett Co., Inc.	5,589
44	Kabel	4,988
113	Lamar Advertising Co. *	4,754
135	Reed Elsevier N.V.	4,880
219	Shaw Communications, Inc. Class B	5,276
		60,034	0.91%

Metals & Mining
282	Vedanta Resources Plc. *	5,079
98	Rio Tinto Plc.	4,425
80	BHP Billiton Plc.	4,646
153	Goldcorp, Inc.	4,514
84	Bhp Billiton Ltd. *	5,316
5,285	Beadell Resources Ltd. *	4,282
2,000	Mitsui Mining & Smelting Co.	4,686
200	BHP Billiton Ltd	6,366
319	Barrick Gold Corp.	6,109
1,175	Norsk Hydro ASA	4,718
1,106	Fortescue Metals Group Ltd. *	4,264
		54,405	0.83%

Multi-Utilities
75	DTE Energy Co.	5,015
362	Veolia Environnement S.A. ADR	5,582
91	National Grid Plc. *	5,238
262	GDV Suez SA	5,680
89	Dominion Resources, Inc.	5,193
148	Ameren Corp.	5,004
		31,712	0.48%

Multiline Retail
111	Dollar Tree, Inc. *	5,850
28,000	PCD Stores	4,260
75	Target Corp.	4,748
		14,858	0.23%

Office Electronics
142	Canon, Inc. *	4,246	0.06%

Oil, Gas & Consumable Fuels
110	Eni Spa ADR	5,003
98	Total SA ADR	5,420
61	Occidental Petroleum Corp.	5,381
42	Chevron Corp.	5,058
250	BP Plc.	10,325
112	Enbridge, Inc.	4,586
711	Showa Shell Sekiyu	7,076
173	Peyto Exploration & Development Corp. *	4,663
329	Canadian Natural Resources Ltd.	10,074
203	Statoil ASA ADR	4,456
86	ConocoPhillips	5,702
128	Imperial Oil Ltd.	5,349
287	BG Group Plc.	5,457
134	Kinder Morgan, Inc.	5,083
253	Royal Dutch Shell Plc. ADR	16,341
88	Noble Energy, Inc.	5,406
130	Altagas Income Ltd. *	4,407
60	Anadarko Petroleum Corp.	5,485
111	Transcanada Corp.	4,842
2,798	DNO International ASA	6,074
270	Tullow Oil Plc.	4,218
30	CNOOC Ltd. ADR	6,015
846	Talisman Energy, Inc.	9,069
280	Canadian Oil Sands, Ltd. *	5,384
154	Exxon Mobil Corp.	13,423
403	Crescent Point Energy Corp.	14,693
234	Chesapeake Energy Corp.	6,040
		185,030	2.81%

Personal Products
55	Beiersdorf AG	4,739
160	L'Oreal SA ADR	5,343
		10,082	0.15%

Pharmaceuticals
60	Sanofi	5,765
225	Glaxosmithkline Plc.	5,738
236	Roche Holding AG	14,693
350	Pfizer, Inc.	9,874
160	Novartis AG	11,671
85	Jazz Pharmaceuticals Plc. *	7,454
127	Johnson & Johnson	10,974
116	Merck & Co., Inc.	5,486
42	Perrigo Co.	5,105
58	Novo Nordisk A/S	9,683
96	Merck KGaA	4,849
114	Viropharma, Inc. *	3,437
121	Eisai Co., Inc. *	4,907
45	Bayer AG ADR	4,998
9	Mallinckrodt Plc *	393
145	Otsuka Holdings Co.	4,498
368	Astellas Pharma, Inc. *	4,685
		114,210	1.73%

Professional Services
292	Experian Plc. ADR	5,087
200	Sga Sa ADR	4,532
88	ManpowerGroup, Inc.	5,707
		15,326	0.23%
Publishing-Newspapers
443	Daily Mail & Gen Tr Ordfnon-Voting A Shares	5,424	0.08%

Real Estate Management & Developers
148	Mitsui Fudosan Co. *	4,681
14,309	Franshion Properties Ltd. *	4,963
42	Morguard Corp.	4,327
230	Daiwa House Industry Co. Ltd.	4,147
11,281	New World China Land Ltd.	5,149
337	Sun Hung Kai Properties Ltd.	4,372
365	Cheung Kong Holding ADR	5,117
171	Mitsubishi Estate Ltd. ADR	4,425
		37,181	0.56%

Road & Rail
137	Old Dominion Freight Line, Inc. *	5,948
1,184	MTR Corp. Ltd.	4,466
36	Union Pacific Corp.	5,527
240	Hertz Global Holdings, Inc. *	5,767
1,000	Central Japan Railway Co.ADR *	11,370
102	Canadian National Railway Co.	9,560
		42,638	0.65%

Semiconductors & Semiconductor
232	Intel Corp.	5,099
78	Hittite Microwave Corp.*	4,770
345	Fairchild Semiconductor International, Inc. *	4,212
149	Broadcom Corp.	3,764
72	ASML Holdings NV	6,268
		24,113	0.37%

Software
60	Sap AG ADR	4,429
108	Salesforce.com, Inc. *	5,306
115	Micros Systems, Inc. *	5,623
225	Microsoft Corp.	7,515
		22,873	0.35%

Specialty Retail
84	Bed Bath & Beyond, Inc. *	6,194
35	Industria De Diseno	4,633
70	The Home Depot, Inc.	5,214
108	Buckle, Inc.	5,592
360	Chicos FAS, Inc.	5,616
130	Best Buy, Inc.	4,680
135	Hennes & Mauritz Ab	4,962
		36,891	0.56%

Textiles, Apparel & Luxury Goods
29	Christian Dior SA	4,970
30	LVMH Moet Hennessy Louis Vuitton	5,256
3,532	Li & Fung, Ltd.	5,192
490	Compagnie Financiere Richemont SA	4,630
219	Fifth & Pacific Co. *	5,221
15	Hermes International SA	5,030
		30,299	0.46%

Tobacco
55	Philip Morris International, Inc.	4,589
108	Lorillard, Inc.	4,568
		9,157	0.14%

Trading Companies & Distributors
202	ITOCHU Corp. ADR	4,561
69	Marubeni Corp.	5,008
18	Mitsui & Co. Ltd. *	4,985
65	WESCO International, Inc. *	4,795
264	Noble Group Ltd.	3,239
		22,588	0.34%

Transportation Infrastructure
6,329	Hutchison Port Holdings Trust	4,683
215	Hamburger Hafen Und Logistik AG *	4,814
1,309	BBA Aviation Plc.	6,247
		15,744	0.24%

Wireless Telecommunication Services
215	Freenet AG	5,073
300	Tele2 Ab	3,772
312	China Mobile Ltd. ADR	16,839
182	Vodafone Group Plc. ADR *	5,888
		31,572	0.48%

Total for Common Stock (Cost - $2,033,524)		$ 2,051,732	31.15%

CORPORATE BONDS

Consumer Finance
11,000	American Express 2.75% 09/15/2015	11,419	0.17%

Food & Beverage
8,000	Anheuser Busch Inbev 7.75% 01/15/19	10,015	0.15%

Electric Utilities
10,000	Arizona Public Service 4.5% 04/01/42	9,548	0.14%

Media
10,000	Comcast Corp. 5.85% 11/15/2015	11,075	0.17%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	8,964	0.14%

Utilities
9,000	Entergy Gulf 6% 05/01/18	10,375	0.16%

Financial Services
8,000	Equitable Cos 7% 04/01/28	8,872	0.13%

Supranationals
11,000	European Invt 1.75% 03/15/17	11,186	0.17%

Electric Utilities
10,000	Exelon Corp. 4.9% 06/15/2015	10,635	0.16%

Government Agencies
10,000	Federal Home Loan Banks 0.25% 02/20/2015	9,993	0.15%

Thrifts & Mortgage Finance
10,000	Federal Home Loan Mortgage 1% 03/08/17	9,944
10,000	Federal National Mortgage Association	9,585
		19,529	0.30%

Capital Markets
9,000	Goldman Sachs 5.95% 01/18/18	10,196	0.15%

Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6% 10/01/21	9,741	0.15%

Supranationals
10,000	International Bank MTN 2.125% 03/15/2016	10,357	0.16%

Consumer Finance
10,000	John Deere Capital Corp. 2.25% 06/07/16	10,331	0.16%

Pharmaceuticals
11,000	Johnson & Johnson 1.2% 05/15/2014	11,066	0.17%

Food Products
8,000	Kraft Foods, Inc. 6.875% 01/26/39	9,636	0.15%

Road & Rail
9,000	Norfolk Southern Corp. 5.9% 06/15/19	10,471	0.16%

Integrated Oils
8,000	Shell International Finance 5.5% 03/25/40	9,166	0.14%

Diversified Telecommunication
11,000	Verizon Communications 2.45% 11/01/22	9,700	0.15%

Commercial Banks
11,000	Wells Fargo Co. 1.5% 01/16/18	10,724	0.16%

Insurance
9,000	Hartford Financial Service Group 5.125% 04/15/22	9,806	0.15%

Total for Corporate Bonds (Cost - $244,758)		$ 232,805	3.53%

EXCHANGE TRADED FUNDS
260	iShares Barclays Agency Bond Fund	28,776
111	iShares Barclays 1-3 Year Treasury Bond	9,357
61	iShares Barclays 7-10 Year Treasury Bond	6,125
25	iShares Barclays Bond 10-20 Treasury Bond	3,092
28	iShares Barclays Bond 20+ Treasury Bond	2,968
3,553	iShares Barclays Mbs Bond Fund	370,400
4,589	iShares International Treasury Bond	449,906
1,014	iShares JP Morgan Emerging Bond Fund	107,646
598	iShares MSCI Growth Index Fund	37,973
1,205	iShares MSCI Value Index Fund	60,588
68	Currency Shares Japanese Yen Trust *	6,775
10,088	Market Vectors Emerging Markets Currency Bond	235,958
2,858	SPDR Barclays High Yield Bond	113,377
8,909	SPDR Barclays International Corporate Bond	312,706
16,593	SPDR Barclays International Treasury Bond	943,312
1,209	Vanguard Bond ETF Intermediate Term	99,694
321	Vanguard Corp Bond ETF Long Term	26,277
317	Vanguard Corp Bond Short Term	25,100
19,608	iShares MSCI Emerging Markets Index Fund	745,496
2,069	iShares MSCI EAFE Small-Cap	92,236
2,443	iShares MSCI Emerging Markets Small Cap Fund	106,775
Total Exchange Traded Funds (Cost - $3,991,934)		$ 3,784,537	57.45%

REAL ESTATE INVESTMENT TRUSTS
130	Highwoods Properties, Inc.	4,391
31	Simon Property Group, Inc.	4,514
9,694	Champion Real Estate Investment Trust	4,363
80	Sovran Self Storage, Inc.	5,302
171	Weingarten Realty Investors	4,909
85	Equity Residential	4,411
116	Klepierre SA	4,602
Total for Real Estate Investment Trusts (Cost - $35,037)		$ 32,492	0.49%

U.S. TREASURY NOTES & OBLIGATIONS
10,000	US Treasury .625% 04/30/2018	9,609
20,000	US Treasury .625% 11/30/2017	19,403
10,000	US Treasury .75% 06/30/2017	9,840
10,000	US Treasury .75% 2/28/2018	9,702
10,000	US Treasury .875% 02/28/2017	9,949
10,000	US Treasury 0.875% 01/31/2017	9,963
10,000	US Treasury 1% 08/31/2016	10,062
10,000	US Treasury 1% 09/30/2019	9,448
10,000	US Treasury 1.125% 03/31/2020	9,396
15,000	US Treasury 1.125% 05/31/2019	14,399
15,000	US Treasury 1.375% 11/30/2018	14,769
10,000	US Treasury 1.75% 05/15/2022	9,338
10,000	US Treasury 1.875% 08/31/2017	10,250
10,000	US Treasury 2% 02/15/2023	9,403
10,000	US Treasury 2.125% 08/15/2021	9,774
10,000	US Treasury 2.625% 11/15/2020	10,259
20,000	US Treasury 2.75% 11/30/2016	21,177
5,000	US Treasury 3% 05/15/2042	4,392
5,000	US Treasury 3.125% 02/15/2043	4,491
10,000	US Treasury 3.125% 11/15/2041	9,041
10,000	US Treasury 3.5% 05/15/2020	10,893
10,000	US Treasury 4.25% 05/15/2039	11,117
5,000	US Treasury 4.625% 02/15/2040	5,888
10,000	US Treasury 5.125% 05/15/2016	11,197
5,000	US Treasury 5.25% 02/15/2029	6,199
5,000	US Treasury 6.25% 8/15/2023	6,553
40,000	US Treasury Note 0.375% 04/15/2015	40,045
39,000	US Treasury Note 2.125% 11/30/2014	39,929
39,000	US Treasury Note 2.625% 06/30/2014	39,797
36,000	US Treasury Note 2.625% 06/30/214	39,172
Total for U.S. Treasury Notes & Obligations (Cost - $443,150)		$ 425,455	6.46%

MONEY MARKET FUNDS
119,738	Aim Short Term Investments Treasury 0.02% ** (Cost - $119,738)	119,738	1.82%

	Total Investments (Cost - $6,864,487)	$ 6,646,759	100.90%

	Other Assets Less of Liabilities	(59,332)	-0.90%

	Net Assets	$ 6,587,427	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2013.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
CCA Core Return Fund
1. SECURITY TRANSACTIONS

At August 31, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,864,487 amounted to $217,728, which consisted of aggregate gross unrealized appreciation of $105,102 and aggregate gross unrealized depreciation of $322,830.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,051,732	$0	$0	$2,051,732
Exchange Traded Funds	$3,784,537	$0	$0	$3,784,537
Treasury Notes	$425,455	$0	$0	$425,455
Corporate Bonds	$232,805	$0	$0	$232,805
Real Estate Investment Trusts	$32,492	$0	$0	$32,492
Cash Equivalents	$119,738	$0	$0	$119,738
Total	$6,646,759	$0	$0	$6,646,759

CCA Aggressive Return Fund
Schedule of Investments
August 31, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
529	The Boeing Co.	$ 54,974
102	Esterline Technologies Corp. *	7,782
103	Raytheon Co.	7,767
40	Transdigm Group, Inc.	5,480
210	Textron, Inc.	5,657
387	United Technologies Corp.	38,739
65	Alliant Techsystems, Inc.	6,289
142	Curtiss-Wright Corp.	5,930
129	Honeywell International, Inc.	10,265
125	Lockheed Martin Corp.	15,302
107	Moog, Inc. Class-A *	5,436
244	Northrop Grumman Corp.	22,514
67	Precision Castparts Corp.	14,153
672	Exelis, Inc.	9,885
		210,173	2.52%

Air Freight & Logistics
207	FedEx Corp.	22,224
134	Hub Group, Inc. Class A *	4,978
103	CH Robinson Worldwide, Inc.	5,858
296	United Parcel Services, Inc. Class-B	25,332
		58,392	0.70%

Airlines
704	Delta Air Lines, Inc.	13,890
372	United Continental Holdings, Inc. *	10,587
		24,477	0.29%

Auto Components
213	Gentex Corp.	4,799
248	Cooper Tire & Rubber Co.	7,918
178	Johnson Controls, Inc.	7,214
128	Tenneco, Inc. *	5,905
77	Borg Warner, Inc.	7,437
		33,273	0.40%

Automobiles
1,546	Ford Motor Co.	25,030
117	Tesla Motors, Inc. *	19,773
766	General Motors Co. *	26,105
95	Thor Industries, Inc.	4,867
		75,775	0.91%

Beverages
166	Coca Cola Enterprises, Inc.	6,209
118	Molson Coors Brewing Co.	5,757
1,346	The Coca-Cola Co.	51,390
124	Monster Beverage Corp. *	7,116
734	Pepsico, Inc.	58,522
		128,994	1.55%

Biotechnology
242	Myriad Genetics, Inc. *	6,333
94	Amgen, Inc.	10,240
63	Onyx Pharmaceuticals, Inc. *	7,786
78	Pharmacyclics, Inc. *	8,697
167	Cubist Pharmaceuticals, Inc. *	10,581
621	Gilead Sciences, Inc. *	37,428
119	Biogen Idec, Inc. *	25,349
192	Celgene Corp. *	26,876
136	Alexion Pharmaceuticals, Inc. *	14,655
155	Acorda Therapeutics, Inc. *	5,238
		153,183	1.84%

Building Products
161	Owens Corning, Inc. *	6,028
126	Lennox International, Inc	8,650
584	Masco Corp.	11,049
296	USG Corp. *	6,909
		32,636	0.39%

Capital Markets
183	Franklin Resources, Inc.	8,447
740	Bank of New York Mellon Corp.	22,008
197	Legg Mason, Inc.	6,406
1,040	Charles Schwab Corp.	21,715
242	Stifel Financial Corp. *	9,685
259	State Street Corp.	17,281
104	Blackrock, Inc.	27,073
564	Morgan Stanley	14,529
84	T. Rowe Price Group, Inc.	5,892
257	The Goldman Sachs Group, Inc.	39,097
154	Eaton Vance Corp.	5,937
113	Northern Trust Corp.	6,200
40	Affiliated Managers Group, Inc. *	6,973
348	Invesco Ltd.	10,565
307	TD Ameritrade Holding Corp.	7,881
233	Federated Investors, Inc. Class-B	6,328
		216,017	2.59%

Chemicals
81	International Flavors & Fragrances, Inc.	6,400
444	Intrepid Potash, Inc.	5,523
64	PPG Industries, Inc.	9,998
126	Celanese Corp.	6,204
285	Chemtura Corp. *	6,247
63	Airgas, Inc.	6,404
100	F M C Corp.	6,661
77	Sigma Aldrich Corp.	6,350
158	HB Fuller Co.	5,892
203	Sensient Technologies Corp.	8,416
80	Ashland, Inc.	6,977
106	Axiall Corp.	4,243
440	E. I. du Pont de Nemours & Co.	24,913
78	Grace W R & Co. *	6,267
70	Air Prod & Chemicals, Inc.	7,150
716	Dow Chemical Co.	26,778
197	Olin Corp.	4,551
86	Sherwin Williams Co.	14,827
148	Monsanto Co.	14,488
118	Ecolab, Inc.	10,779
75	The Valspar Corp.	4,662
87	Praxair, Inc.	10,214
		203,944	2.44%

Commercial Banks
221	PacWest Bancorp	7,348
95	M&T Bank Corp.	10,767
137	Prosperity Bancshares, Inc.	8,193
297	BancorpSouth, Inc.	5,756
192	East West Bancorp, Inc.	5,612
559	Fifth Third Bancorp	10,224
762	Regions Financial Corp.	7,163
492	Bb&T Corp.	16,708
626	Keycorp.	7,305
548	CapitalSource, Inc.	6,330
155	1st Financial Bankshares	8,913
460	Firstmerit Corp.	9,734
110	SVB Financial Group *	9,108
1,744	Synovus Financial Corp.	5,563
371	Suntrust Banks, Inc.	11,879
463	F.N.B. Corp.	5,588
175	Comerica, Inc.	7,147
105	City National Corp.	6,874
206	PNC Financial Services Group, Inc.	14,888
130	UMB Financial Corp.	7,765
97	BOK Financial Corp.	6,217
1,130	U.S. Bancorp	40,827
388	Popular, Inc. *	12,051
220	Webster Financial Corp.	5,821
627	Old National Bancorp	8,239
2,111	Wells Fargo & Co.	86,720
		332,740	3.99%

Commercial Services & Supplies
136	Cintas Corp.	6,495
160	Iron Mountain, Inc.	4,128
131	ADT Corp.	5,218
396	Covanta Holding Corp.	8,368
104	Clean Harbors, Inc. *	5,910
155	De Luxe Corp.	6,099
413	Waste Management, Inc.	16,702
215	Miller Herman, Inc.	5,476
154	United Stationers, Inc.	6,120
186	Republic Services, Inc.	6,047
		70,563	0.85%

Communications Equipment
2,736	Cisco Systems, Inc.	63,776
1,031	Brocade Communications Systems, Inc. *	7,629
463	Aruba Networks, Inc. *	7,700
469	QUALCOMM, Inc.	31,085
171	Motorola Solutions Inc	9,578
90	Viasat, Inc. *	5,736
107	Harris Corp.	6,059
374	JDS Uniphase Corp. *	4,799
		136,362	1.63%

Computers & Peripherals
420	Apple, Inc.	204,631
119	Western Digital Corp.	7,378
200	Diebold, Inc.	5,656
898	Dell, Inc.	12,365
584	Hewlett-Packard Co.	13,047
419	EMC Corp.	10,802
		253,879	3.04%

Construction & Engineering
114	Jacobs Engineering Group, Inc. *	6,644
202	Kbr, Inc.	6,032
106	Fluor Corp.	6,723
176	Emcor Group, Inc.	6,616
		26,015	0.31%

Construction Materials
134	Vulcan Materials Co.	6,405	0.08%

Consumer Finace
258	SLM Corp.	6,189
337	American Express Co.	24,234
278	Capital One Financial Corp.	17,945
177	Cash America International, Inc.	7,572
		55,940	0.67%

Containers & Packaging
237	Owens Illinois, Inc. *	6,728
166	Meadwestvaco Corp.	5,951
126	Silgan Holdings, Inc.	5,945
146	Crown Holdings, Inc. *	6,345
		24,969	0.30%

Distributors
80	Genuine Parts Co.	6,161
192	Jardine Cycle & Carriage Ltd.	4,991
		11,152	0.13%

Diversified Consumer Services
321	Hillenbrand, Inc.	7,948
299	Apollo Group, Inc. *	5,552
176	Weight Watchers International, Inc.	6,325
123	Sotheby's	5,672
		25,497	0.31%

Diversified Financial Services
99	CME Group, Inc. Class A	7,040
219	Leucadia National Corp.	5,460
1,851	JPMorgan Chase & Co.	93,531
1,271	Citigroup, Inc.	61,428
212	The Nasdaq OMX Group, Inc.	6,330
117	McGraw Hill Financial, Inc.	6,829
5,559	Bank of America corp	78,493
57	IntercontinentalExchange, Inc. *	10,246
171	NYSE Euronext N.V.	7,148
181	MSCI, Inc. *	6,789
		283,294	3.40%

Diversified Telecommunication
731	Windstream Corp.	5,899
300	CenturyLink, Inc.	9,936
2,216	AT&T, Inc.	74,967
1,651	Verizon Communications, Inc.	78,225
		169,027	2.03%

Electric Utilities
213	El Paso Electric Co	7,327
161	Exelon Corp.	4,909
119	Edison International	5,461
291	Hawaiian Electric Industries, Inc.	7,278
74	Nextera Energy, Inc.	5,947
280	Pepco Holdings, Inc.	5,303
273	Firstenergy Corp.	10,229
543	PPL Corp.	16,670
355	The Southern Co.	14,775
258	Amer Electric Power Co.	11,042
134	Northeast Utilities	5,490
341	Duke Energy Corp.	22,370
237	NV Energy, Inc.	5,558
226	Portland General Electric Co.	6,511
92	Entergy Corp.	5,817
		134,687	1.61%

Electrical Equipment
76	Regal-Beloit Corp.	4,841
56	Rockwell Automation, Inc.	5,445
148	Ametek, Inc.	6,352
82	Acuity Brands, Inc.	7,011
362	Emerson Electric Co.	21,854
116	EnerSys	5,949
		51,452	0.62%

Electronic Equipment & Instruments
90	Littelfuse. Inc.	6,639
189	Universal Display Corp. *	6,541
443	Ingram Micro, Inc. *	9,790
213	Trimble Navigation Ltd. *	5,378
193	National Instruments Corp.	5,356
330	Jabil Circuit, Inc.	7,531
110	Anixter International, Inc. *	9,192
499	Vishay Intertechnology, Inc. *	6,113
233	FLIR Systems, Inc.	7,288
77	FEI Co.	6,028
422	Corning, Inc.	5,925
		75,781	0.91%

Energy Equipment & Services
487	Schlumberger Ltd.	39,418
89	Diamond Offshore Drilling, Inc.	5,699
632	Halliburton Company	30,336
77	Oil States International, Inc. *	6,870
249	Superior Energy Services, Inc. *	6,115
168	National Oilwell Varco, Inc.	12,482
123	Bristow Group, Inc.	8,081
135	Baker Hughes, Inc.	6,276
178	Unit Corp. *	8,197
		123,474	1.48%

Food & Staples Retailing
252	Walgreen Co.	12,114
518	CVS Caremark Corp.	30,070
120	United Natural Foods, Inc. *	7,275
139	Caseys General Stores, Inc.	9,166
1,102	Wal-Mart Stores, Inc.	80,424
177	Harris Teeter Supermarkets, Inc.	8,699
280	Costco Wholesale Corp.	31,323
376	Kroger Co.	13,762
1,760	Rite Aid Corp. *	6,090
295	Sysco Corp.	9,446
		208,369	2.50%

Food Products
85	Bunge Limited	6,441
61	J M Smucker Co.	6,475
286	Conagra Foods, Inc.	9,672
181	Archer-Daniels-Midland Co.	6,373
379	Kellogg Co.	23,009
236	Dean Foods Co. *	4,531
900	Mondelez International, Inc.	27,603
331	Darling International, Inc. *	6,696
277	Flowers Foods, Inc.	5,759
84	McCormick & Co., Inc.	5,683
177	Hillshire Brands Co.	5,719
129	Mead Johnson Nutrition Co.	9,679
578	General Mills, Inc.	28,507
228	Campbell Soup Co.	9,845
146	Hormel Foods Corp	6,049
		162,041	1.94%

Gas Utilities
102	National Fuel Gas Co.	6,659
144	Atmos Energy Corp.	5,810
175	New Jersey Resource Corp	7,539
166	WGL Holdings, Inc.	6,929
176	Piedmont Natural Gas Co., Inc.	5,678
126	Oneok, Inc.	6,481
		39,096	0.47%

Health Care Equipment & Supplies
56	The Cooper Companies, Inc.	7,314
940	Abbott Laboratories	31,330
400	Medtronic, Inc.	20,700
186	Align Technology, Inc. *	8,100
300	Alere, Inc. *	9,351
63	Teleflex, Inc.	4,856
83	Sirona Dental Systems, Inc. *	5,376
122	West Pharmceutical Services, Inc.	9,022
60	C R Bard, Inc.	6,892
297	Hologic, Inc. *	6,338
147	Dentsply International, Inc.	6,173
145	Beacton Dickinson & Co.	14,120
131	Steris Corp.	5,357
368	Stryker Corp.	24,616
81	Zimmer Holdings, Inc.	6,406
		165,951	1.99%

Health Care Providers & Servicers
48	Aetna, Inc.	3,043
133	Community Health Systems, Inc.	5,221
158	HCA Holdings, Inc.	6,034
106	Quest Diagnostic, Inc.	6,214
230	Brookdale Senior Living, Inc. *	5,755
288	Cigna Corp.	22,663
253	Health Net, Inc. *	7,635
86	Mckesson Corp.	10,441
207	Wellpoint, Inc.	17,624
160	Patterson Companies, Inc.	6,381
136	Cardinal Health Inc	6,838
381	Express Scripts Holding Co. *	24,338
593	UnitedHealth Group, Inc.	42,542
136	Tenet Healthcare Corp. *	5,311
98	WellCare Health Plans, Inc. *	6,240
107	Centene Corp. *	6,115
206	Owens & Minor, Inc.	7,027
66	Schein Henry, Inc. *	6,669
		196,091	2.35%

Health Care Technology
96	Athena Health, Inc. *	10,127
210	Cerner Corp. *	9,673
		19,800	0.24%

Hotels Restaurants & Leisure
178	Carnival Corp.	6,424
94	Darden Restaurants, Inc.	4,344
491	MGM Resorts International *	8,686
12	MGM China Holdings Ltd.	36
157	Brinker International, Inc.	6,278
112	Penn National Gaming, Inc. *	5,890
316	WMS Industries, Inc. *	8,121
363	Starbucks Corp.	25,599
19	Chipotle Mexican Grill, Inc. *	7,755
98	Wyndham Worldwide Corp.	5,817
144	Marriott International, Inc.	5,759
77	Papa Johns International, Inc. *	5,246
98	Bob Evans Farms, Inc.	4,805
409	McDonald's Corp.	38,593
347	Yum Brands, Inc.	24,297
149	Jack in the Box, Inc. *	5,884
		163,534	1.96%

Household Durables
209	MDC Holding, Inc.	5,816
123	Tempur Pedic International *	4,737
139	Jarden Corp.	5,970
55	Mohawk Industries, Inc. *	6,462
575	Haier Electronics Group Co., Ltd.	1,005
219	PulteGroup, Inc. *	3,370
53	Whirlpool Corp. *	6,819
185	Leggett & Platt, Inc.	5,350
72	Tupperware Brands Corp.	5,816
		45,345	0.54%

Household Products
1,305	Procter & Gamble Co.	101,646
428	Colgate-Palmolive Co.	24,726
96	Kimberly-Clark Corp.	8,974
62	Energizer Holding, Inc.	6,128
		141,474	1.70%

IT Services
603	Verifone Systems, Inc. *	11,952
212	Visa, Inc.	36,977
115	Teradata Corp. *	6,734
149	Lender Processing Services, Inc.	4,753
429	International Business Machines Corp.	78,194
36	Alliance Data Systems Corp. *	7,045
35	Mastercard Inc.	21,213
442	Saic, Inc.	6,661
266	Paychex, Inc.	10,289
208	Maximus, Inc.	7,802
82	DST Systems, Inc.	5,852
145	Auto Data Processing, Inc.	10,318
69	Fiserv, Inc. *	6,643
96	Neustar, Inc. Class-A *	4,852
245	Broadridge Financial Solutions, Inc.	7,291
		226,576	2.72%

Independent Power Producers
482	A E S Corp.	6,126
228	NRG Energy, Inc.	5,985
292	Calpine Corp. *	5,645
		17,756	0.21%

Industrial Conglomerates
198	Danaher Corp.	12,973
4,455	General Electric Co.	103,089
350	3M Co.	39,753
		155,815	1.87%

Insurance
356	Aflac, Inc.	20,573
68	Chubb Corp.	5,656
180	Principal Financial Group, Inc.	7,366
283	First America Financial	5,915
299	Protective Life Corp.	12,495
493	Berkshire Hathaway, Inc. Class B *	54,831
363	Hartford Financial Services Group, Inc.	10,745
411	Progressive Corp.	10,304
207	Selective Insurance Group, Inc.	4,746
204	Prudential Financial, Inc.	15,276
92	Reinsurance Group America, Inc.	5,962
158	Hanover Insurance Group	8,417
636	Genworth Financial, Inc. *	7,505
246	Allstate Corp.	11,788
135	Loews Corp.	6,002
142	Travelers Companies, Inc.	11,346
440	Metlife, Inc.	20,324
125	American Financial Group, Inc.	6,441
690	American International Group, Inc. *	32,057
127	Cincinnati Financial Corp.	5,801
136	W.R. Berkley Corp.	5,592
16	Alleghany Corp. *	6,193
188	Lincoln National Corp.	7,904
247	Marsh & Mc Lennan Co., Inc.	10,184
		293,423	3.52%

Internet & Catalog Retail
23	Netflix, Inc. *	6,530
160	Amazon, Inc. *	44,957
291	Liberty Interactive Corp. *	6,571
17	Priceline.com, Inc. *	15,955
112	Tripadvisor, Inc. *	8,284
		82,297	0.99%

Internet Software & Services
28	Equinix, Inc. *	4,865
205	Aol, Inc.	6,751
173	Akamai Technologies, Inc. *	7,954
648	Yahoo, Inc. *	17,574
133	LinkedIn Corp. *	31,925
484	Ebay, Inc. *	24,195
412	Facebook, Inc. Class-A *	17,013
103	Google, Inc., Class A *	87,231
		197,508	2.37%

Leisure Equipment & Products
149	Brunswick Corp.	5,418
225	Mattel, Inc.	9,112
139	Hasbro, Inc.	6,336
		20,866	0.25%

Life Sciences Tools & Services
210	Thermo Fisher Scientific, Inc.	18,654
141	Charles River Laboratories International, Inc. *	6,493
29	Mettler-Toledo International, Inc. *	6,387
107	Parexel International Corp. *	4,968
		36,502	0.44%

Machinery
151	Oshkosh Corp. *	6,783
123	Paccar, Inc.	6,594
117	Idex Corp.	6,946
281	Caterpillar, Inc.	23,194
116	Lincoln Electric Holdings, Inc.	7,253
144	Trinity Industries, Inc.	6,080
119	Clarcor, Inc.	6,374
101	Graco, Inc.	7,018
106	Joy Global, Inc.	5,207
134	Toro Co.	7,076
246	ITT Corp.	8,081
137	Kennametal, Inc.	5,825
99	Crane Co.	5,684
33	Middleby Corp. *	6,136
81	Stanley Black & Decker, Inc.	6,906
423	Manitowoc Co.	8,452
90	Pall Corp.	6,223
116	Deere & Co.	9,702
221	Xylem, Inc.	5,476
85	Dover Corp.	7,229
226	Navistar International, Inc. *	7,745
170	Illinois Tool Works, Inc.	12,150
		172,134	2.06%

Media
94	Scripps Network Interactive, Inc.	6,912
96	Liberty Media Corp. Class A *	13,102
309	DreamWorks Animation SKG, Inc. Class A *	8,745
97	News Corp.	1,523
408	Time Warner, Inc.	24,696
59	Charter Communications, Inc. Class A *	7,164
187	Meredith Corp.	8,043
1,123	Comcast Corp.	47,267
106	The Madison Square Garden Co. *	6,169
464	The Interpublic Group Of Companies, Inc.	7,294
95	Amc Networks, Inc. Class A *	5,888
1,148	Thomson Reuters Corp.	37,746
505	Cablevision Systems Corp.	8,954
569	Live Nation Entertainment, Inc. *	9,593
214	DIRECTV *	12,450
76	Discovery Communications, Inc. Class-A *	5,891
388	Fox News Corp.	12,156
286	CBS Corp.	14,615
943	The Walt Disney Co.	57,363
		295,571	3.54%

Metals & Mining
234	Worthington Industries, Inc.	7,799
726	Alcoa, Inc.	5,590
249	Cliffs Natural Resources, Inc.	5,197
557	Freeport McMoran Copper & Gold, Inc.	16,833
139	Nucor Corp.	6,323
2,477	Hecla Mining Co.	8,471
778	Steel Dynamics, Inc.	11,872
56	Compass Minerals International, Inc.	4,129
925	Southern Copper Corp.	25,438
		91,652	1.10%

Multi-Utilities
278	Avista Corp.	7,303
253	Centerpoint Energy, Inc.	5,801
199	Sempra Energy	16,800
166	Public Service Enterprise Group, Inc.	5,382
172	Ameren Corp.	5,815
99	Consolidated Edison, Inc.	5,567
176	DTE Energy Co.	11,769
216	CMS Energy Corp.	5,730
261	PG & E Corp.	10,795
358	Dominion Resources, Inc.	20,889
221	MDU Resources Group, Inc.	5,901
		101,752	1.22%

Multiline Retail
163	Big Lots, Inc. *	5,773
554	Macys, Inc.	24,614
189	Nordstrom, Inc.	10,533
593	Target Corp.	37,543
127	Dollar Tree, Inc. *	6,693
128	Kohl's Corp.	6,568
		91,724	1.10%

Oil, Gas & Consumable Fuels
276	Phillips 66	15,760
97	Pioneer Natural Resources Co.	16,972
240	Hess Corp.	17,964
287	Ultra Petroleum Corp. *	5,941
103	Cimarex Energy Co.	8,632
845	Kinder Morgan, Inc.	32,051
202	QEP Resources, Inc.	5,519
1,100	Alpha Natural Resources, Inc. *	6,688
166	HollyFrontier Corp.	7,384
454	Valero Energy Corp.	16,131
471	ConocoPhillips	31,227
148	Marathon Petroleum Corp.	10,731
141	Rosetta Resources, Inc. *	6,561
338	Marathon Oil Corp.	11,637
179	Berry Petroleum Co.	7,366
127	Whiting Petroleum Corp.	6,410
393	Southwestern Energy Co.	15,013
180	EOG Resources, Inc.	28,269
149	Williams Companies, Inc.	5,400
92	EQT Corp.	7,886
313	Peabody Energy Corp.	5,384
912	Chevron Corp.	109,832
71	Concho Resources, Inc. *	6,852
111	Devon Energy Corp.	6,337
220	Cobalt International Energy, Inc. *	5,368
339	Spectra Energy Corp.	11,224
166	Apache Corp.	14,223
2,150	Exxon Mobil Corp.	187,394
108	Noble Energy, Inc.	6,634
72	Anadarko Petroleum Corp.	6,582
196	World Fuel Services Corp.	7,477
256	Occidental Petroleum Corp.	22,582
		653,431	7.83%

Paper & Forest Products
105	International Paper Co.	4,957	0.06%

Personal Products
272	Avon Products, Inc.	5,377
154	Herbalife Ltd.	9,396
		14,773	0.18%

Pharmaceuticals
112	Actavis, Inc. *	15,140
3,123	Pfizer, Inc.	88,100
386	Lilly Eli & Co.	19,840
455	AbbVie, Inc.	19,388
686	Bristol Myers Squibb Co.	28,599
1,249	Merck & Co., Inc.	59,065
160	Forest Laboratories, Inc. *	6,805
314	Viropharma, Inc. *	9,467
116	Salix Pharmaceuticals Ltd. *	7,765
1,386	Johnson & Johnson	119,764
205	Mylan, Inc. *	7,245
51	Perrigo Co.	6,199
740	Zoetis, Inc.	21,571
		408,948	4.90%

Professional Services
98	Equifax, Inc.	5,791
99	Verisk Analytics, Inc. *	6,156
138	Corporate Executive Board Co.	8,948
192	Nielsen Holdings N.V.	6,624
		27,519	0.33%

Real Estate Management & Developers
170	China Overseas Land & Investment Ltd.	506
342	Kerry Properties Ltd.	1,385
412	Forest City Enterprises, Inc. *	7,375
72	Howard Hughes Corp. *	7,358
110	Realogy Holdings Corp. *	4,656
170	Wheelock & Co., Ltd.	868
		22,148	0.27%

Road & Rail
80	Norfolk Southern Corp.	5,773
246	CSX Corp.	6,054
131	Ryder System, Inc.	7,285
158	Union Pacific Corp.	24,259
206	Avis Budget Group, Inc. *	5,515
248	Hertz Global Holdings, Inc. *	5,959
		54,845	0.66%

Semiconductors & Semiconductor
115	K L A -Tencor Corp.	6,342
192	Altera Corp.	6,753
108	Hittite Microwave Corp. *	6,605
166	Xilinx, Inc.	7,208
659	Micron Technology, Inc. *	8,943
1,032	Integrated Device Technology, Inc. *	8,989
495	Nvidia Corp.	7,301
1,999	Intel Corp.	43,938
602	Microsemi Corp. *	15,495
168	Linear Technology Corp.	6,439
824	Broadcom Corp.	20,814
1,401	RF Micro Devices, Inc. *	6,949
389	Texas Instruments, Inc.	14,860
122	Ochip Technology, Inc.	4,735
1,626	Advanced Micro Devices, Inc. *	5,317
174	Maxim Integrated Products, Inc.	4,845
		175,533	2.10%

Software
338	Rovi Corp. *	6,060
63	Ultimate Software Group, Inc. *	8,833
184	Micros Systems, Inc. *	8,998
77	Citrix Systems, Inc. *	5,449
77	Netsuite, Inc. *	7,656
346	Fortinet, Inc. *	6,851
285	Nuance Communications, Inc. *	5,441
1,226	Activision Blizzard, Inc.	20,008
132	BMC Software, Inc. *	6,072
244	CA Technologies, Inc.	7,137
124	Red Hat, Inc. *	6,264
1,676	Oracle Corp.	53,397
86	Concur Technologies, Inc. *	8,404
3,496	Microsoft Corp.	116,766
323	Take-Two Interactive Software, Inc. *	5,930
182	PTC, Inc. *	4,745
204	Qlik Technologies, Inc. *	6,689
356	Aspen Technology, Inc. *	11,901
196	Progress Software Corp. *	4,794
235	Adobe Systems, Inc. *	10,751
267	Salesforce.com, Inc. *	13,118
79	Vmware, Inc. *	6,648
		331,912	3.98%

Specialty Retail
323	American Eagle Outfitters, Inc.	4,674
16	CST Brands, Inc. *	472
116	DSW, Inc.	9,986
70	Ulta Salon Cosmetics & Fragrance, Inc. *	6,947
90	PetSmart, Inc.	6,339
522	Aeropostale, Inc. *	4,244
451	The Home Depot, Inc.	33,595
125	Group 1 Automotive, Inc.	9,591
55	Tractor Supply Co.	6,730
265	Pier One Imports, Inc.	5,809
154	Urban Outfitters, Inc. *	6,457
127	Abercrombie & Fitch Co.	4,484
150	GNC Holdings, Inc.	7,631
103	Buckle, Inc.	5,333
121	O'Reilly Automotive, Inc. *	14,848
136	Vitamin Shoppe, Inc. *	5,728
71	Genesco, Inc. *	4,379
253	Lowe's Companies, Inc.	11,592
200	Bed Bath & Beyond, Inc. *	14,748
61	Lumber Liquidators Holdings, Inc. *	6,065
203	TJX Companies, Inc.	10,702
		180,354	2.16%

Textiles, Apparel & Luxury Goods
93	Carters, Inc.	6,849
128	Steven Madden Ltd. *	6,912
38	PVH Corp.	4,892
478	Nike, Inc. Class-B	30,028
		48,681	0.58%

Thrifts & Mortgage Finance
731	TFS Financial Corp. *	7,953
393	Radian Group, Inc.	5,325
165	Ocwen Financial Corp. *	8,323
		21,601	0.26%

Tobacco
670	Altria Group, Inc.	22,699
529	Lorillard, Inc.	22,377
806	Philip Morris International, Inc.	67,253
		112,329	1.35%

Trading Companies & Distributors
106	WESCO International, Inc. *	7,820
38	Grainger WW, Inc.	9,399
151	Gatx Corp.	6,834
158	Beacon Roofing Supply, Inc. *	5,740
		29,793	0.36%

Water Utilities
146	American Water Works Co., Inc.	5,948	0.07%

Wireless Telecommunication Services
83	SBA Communications Corp. *	6,225
206	Telephone & Data Systems, Inc.	5,704
146	Crown Castle International Corp. *	10,135
		22,064	0.26%

Total for Common Stock (Cost - $7,887,453)		$ 7,958,214	95.39%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts
161	Post Properties, Inc.	7,282
119	HCP Inc.	4,847
55	Federal Realty Investment Trust	5,352
77	Ventas, Inc.	4,794
156	Highwoods Properties, Inc.	5,270
115	Sovran Self Storage, Inc.	7,621
282	Hatteras Financial Corp.	5,161
39	Essex Property Trust	5,589
39	Public Storage	5,954
569	Franklin Street Properties Corp.	6,930
142	Tanger Factory Outlet Centers, Inc.	4,381
191	Macerich Co.	10,749
86	Digital Realty Trust, Inc.	4,782
46	Avalonbay Communities, Inc.	5,699
190	Ryman Hospitality Properties, Inc.	6,278
106	Equity Residential	5,500
206	Geo Group, Inc.	6,429
274	Corporate Office Properties Trust	6,242
248	American Capital Agency Corp.	5,644
114	Regency Centers Corp.	5,421
2,417	Chimera Investment Corp.	7,106
90	W P Carey, Inc.	5,916
621	Two Harbors Investment Corp.	5,906
233	Lasalle Hotel Properties	6,181
213	RLJ Lodging Trust	4,895
119	Realty Income Corp.	4,700
1,004	General Growth Properties, Inc.	19,257
197	Weyerhaeuser Co.	5,394
525	Douglas Emmett, Inc.	12,127
550	Prologis, Inc.	19,382
225	Senior Housing Properties Trust	5,119
948	DCT Industrial Trust, Inc.	6,342
671	CYS Investments, Inc.	5,153
656	Host Hotels & Resorts, Inc.	11,172
805	Diamondrock Hospitality Co.	7,800
103	Rayonier, Inc.	5,690
382	Annaly Capital Management, Inc.	4,458
215	UDR, Inc.	4,857
155	Health Care REIT, Inc.	9,523
267	Kimco Realty Corp.	5,348
487	Lexington Realty Trust	5,708
149	Simon Property Group, Inc.	21,699
70	Vornado Realty Trust	5,691
Total Real Estate Investment Trusts (Cost - $343,737)		$ 309,349	3.71%

MONEY MARKET FUNDS
24,065	Aim Short Term Investments Trust Treasury 0.02% ** (Cost - $24,065)	24,065	0.29%

	Total Investments (Cost - $8,255,255)	$ 8,291,628	99.39%

	Liabilities in Excess of Other Assets	51,084	0.61%

	Net Assets	$ 8,342,712	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2013.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At August 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,255,255 amounted to $36,374, which consisted of aggregate gross unrealized appreciation of $325,565 and aggregate gross unrealized depreciation of $289,191.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of August 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,958,214	$0	$0	$7,958,214
Real Estate Investment Trust	$309,349	$0	$0	$309,349
Cash Equivalents	$24,065	$0	$0	$24,065
Total	$8,291,628	$0	$0	$8,291,628

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 11, 2013

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  October 11, 2013

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  October 11, 2013